Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.6%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.672%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$950	$ 907,416
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 9.672%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	500	465,757
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	1,000	998,085
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.818%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,000	978,924
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,000	982,805
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.605%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	489,305
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	945,028
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,000	985,168
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.629%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	479,628
Octagon 70 Alto Ltd., Series 2023-1A, Class E, 10.328%, (3 mo. SOFR + 6.66%), 10/20/36(1)(2)	500	464,384
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.553%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	500	486,117
RR 27 Ltd., Series 2023-27A, Class DR, 8.522%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,000	988,606
RR 29 Ltd., Series 2024-29RA, Class DR, 9.522%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	250	245,310
Trestles CLO Ltd., Series 2017-1A, Class ERR, 9.618%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	500	490,572
Voya CLO Ltd., Series 2013-1A, Class DR, 10.414%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	893,276
Total Asset-Backed Securities (identified cost $11,183,339)		$ 10,800,381

Common Stocks — 1.5%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(3)(4)	4,716	$ 44,801
		$ 44,801
Electronic Equipment, Instruments & Components — 0.0%†
Luxco Co. Ltd.(3)(4)	1,968	$ 33,495
		$ 33,495
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	1,256	$ 5,388
		$ 5,388
Health Care — 0.3%
Cano Health, Inc.(3)(4)(5)	42,627	$ 0
Envision Parent, Inc.(3)(4)	19,128	332,827
		$ 332,827
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(3)(4)	35,996	$ 301,485
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 301,485
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	6,311	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	1,922	$ 0
		$ 0
Pharmaceuticals — 0.8%
Mallinckrodt International Finance SA(3)(4)	8,609	$ 731,765
Par Health, Inc.(3)	8,609	54,883
		$ 786,648
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	3,132	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,459,791)		$ 1,504,644

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 5.7%
Security	Principal Amount (000's omitted)	Value
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 116,736
		$ 116,736
Automotive — 0.2%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	$260	$ 262,244
		$ 262,244
Commercial Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	$260	$ 263,757
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	130	129,074
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	260	254,515
		$ 647,346
Computers — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$260	$ 269,299
		$ 269,299
Electric — 0.3%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$260	$ 268,650
		$ 268,650
Entertainment — 0.2%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$260	$ 266,347
		$ 266,347
Food Service — 0.3%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	$272	$ 290,433
		$ 290,433
Health Care — 0.6%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 130,295
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	260	255,690
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	260	256,852
		$ 642,837
Security	Principal Amount (000's omitted)	Value
Health Care Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 126,859
		$ 126,859
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$260	$ 264,550
Univision Communications, Inc., 9.375%, 8/1/32(1)	260	268,154
		$ 532,704
Metals/Mining — 0.3%
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	$260	$ 269,247
		$ 269,247
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$260	$ 242,828
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	260	229,924
		$ 472,752
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$260	$ 266,419
		$ 266,419
Pipelines — 0.6%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$260	$ 269,766
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	260	268,131
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	119	123,819
		$ 661,716
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$260	$ 225,917
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	260	251,063
		$ 476,980
Telecommunications — 0.3%
Uniti Services LLC, 7.50%, 10/15/33(1)	$260	$ 270,495
		$ 270,495
Total Corporate Bonds (identified cost $5,987,231)		$ 5,841,064

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Income Funds — 0.8%
Eaton Vance Floating-Rate ETF(6)	16,200	$ 780,516
Total Exchange-Traded Funds (identified cost $801,576)		$ 780,516

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(3)(4)(5)	18,535	$ 97,865
		$ 97,865
Software and Services — 0.1%
Blackboard LLC, Series A(3)(4)(5)	3,648	$ 67,087
		$ 67,087
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(3)	1,574	$ 31,086
Series G1(3)	1,088	21,488
		$ 52,574
Total Preferred Stocks (identified cost $285,466)		$ 217,526

Senior Floating-Rate Loans — 129.4%(7)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.7%
Air Comm Corp. LLC:
Term Loan, 6.423% - 6.45%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	425	$ 426,575
Term Loan, 12/11/31(8)	21	20,847
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.40%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	173	174,009
Kaman Corp.:
Term Loan, 6.168% - 6.20%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 2/26/32	462	462,957
Term Loan, 2/26/32(8)	35	34,708
PMI (Us) Bidco, Inc.:
Term Loan, 6.924%, (U.S. (Fed) Prime Rate + 0.17%), 3/16/33	194	194,875
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
PMI (Us) Bidco, Inc.: (continued)
Term Loan, 3/16/33(8)		31	$ 31,180
TransDigm, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		986	987,471
VistaJet Malta Finance PLC, Term Loan, 7.406%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		419	415,386
			$ 2,748,008
Air Freight & Logistics — 0.4%
AIT Worldwide Logistics, Inc., Term Loan, 7.67%, (3 mo. USD Term SOFR + 4.00%), 4/8/30		370	$ 371,470
			$ 371,470
Airlines — 0.6%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		597	$ 592,265
			$ 592,265
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		623	$ 622,424
			$ 622,424
Auto Components — 2.8%
Adient U.S. LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		316	$ 315,814
Autokiniton U.S. Holdings, Inc., Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		715	707,470
Clarios Global LP, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		616	614,490
DexKo Global, Inc.:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	101,488
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	149,042
Term Loan, 7.679%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		192	188,569
First Brands Group LLC:
DIP Loan, 13.671%, (1 mo. USD Term SOFR + 10.00%), 6/29/26		32	7,796
Term Loan, 3/30/27(9)		250	730
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		311	311,281
RealTruck Group, Inc.:
Term Loan, 7.684%, (3 mo. USD Term SOFR + 3.75%), 1/31/28		482	328,975

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
RealTruck Group, Inc.: (continued)
Term Loan, 8.934%, (3 mo. USD Term SOFR + 5.00%), 1/31/28		196	$ 136,056
			$ 2,861,711
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.35%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		250	$ 227,940
			$ 227,940
Beverages — 0.5%
Arterra Wines Canada, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		473	$ 463,354
City Brewing Co. LLC, Term Loan, 10.673%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		35	5,284
			$ 468,638
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/12/31		200	$ 201,751
Alltech, Inc., Term Loan, 8.032%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		440	443,379
			$ 645,130
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 4.872%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	150	$ 173,287
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		319	318,451
Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		370	370,024
			$ 861,762
Building Products — 1.2%
Cornerstone Building Brands, Inc., Term Loan, 7.024%, (3 mo. USD Term SOFR + 3.25%), 4/12/28		441	$ 251,911
Gibraltar Industries, Inc., Term Loan, 5.918% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		162	160,933
LBM Acquisition LLC:
Term Loan, 7.525%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		124	100,111
Term Loan, 8.675%, (1 mo. USD Term SOFR + 5.00%), 6/6/31		124	105,696
MI Windows & Doors LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		688	635,929
			$ 1,254,580
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 6.5%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		385	$ 386,104
Apex Group Treasury LLC, Term Loan, 2/27/32(9)		100	91,417
Aretec Group, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		250	247,675
Citco Funding LLC, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		200	198,993
Edelman Financial Center LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		800	800,617
EIG Management Co. LLC, Term Loan, 8.668%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		103	102,434
Focus Financial Partners LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		987	956,954
Franklin Square Holdings LP, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		270	228,308
HighTower Holdings LLC, Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		803	795,880
Jupiter Borrower, Inc., Term Loan, 3/25/33(9)		550	550,000
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		468	465,195
Mariner Wealth Advisors LLC , Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		169	168,978
NEXUS Buyer LLC, Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		323	311,065
Orion Advisor Solutions, Inc., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		172	169,658
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		225	223,172
Saphilux SARL, Term Loan, 6.73%, (6 mo. USD Term SOFR + 3.00%), 7/18/28		571	570,902
Victory Capital Holdings, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		299	298,164
			$ 6,565,516
Chemicals — 4.0%
Aruba Investments Holdings LLC:
Term Loan, 6.011%, (3 mo. EURIBOR + 4.00%), 11/24/27	EUR	238	$ 246,377
Term Loan, 7.773%, (3 mo. USD Term SOFR + 4.00%), 11/24/27		133	127,860
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		803	799,596
Chemours Co., Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		349	346,997
CP Iris HoldCo I, Inc.:
Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		389	386,630
Term Loan, 10/27/32(8)		11	11,371

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	468	$ 462,031
INEOS U.S. Finance LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	331	290,451
Lonza Group AG, Term Loan, 7.725%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	245	214,894
Minerals Technologies, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	148	148,680
Olympus Water U.S. Holding Corp., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	623	600,704
Rohm Holding GmbH, Term Loan, 9.127%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	0(10)	146
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	146	128,095
Tronox Finance LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	143	116,739
W.R. Grace & Co.-Conn., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	199	198,835
		$ 4,079,406
Commercial Services & Supplies — 5.5%
Albion Financing 3 SARL, Term Loan, 6.664%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	383	$ 384,053
Allied Universal Holdco LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	746	747,183
Belfor Holdings, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	151	151,720
EnergySolutions LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	652	655,888
Foundever Group, Term Loan, 7.711%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	366	179,240
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	781	776,628
Gategroup Fin Luxembourg SA, Term Loan, 7.19%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	174	174,560
GFL Environmental, Inc., Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	423	423,406
Heritage-Crystal Clean, Inc., Term Loan, 7.461%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	444	445,260
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	557	558,485
Monitronics International, Inc., Term Loan, 11.461%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	50	49,661
MV Holding GmbH, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	174	174,342
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	221	220,429
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.:
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		366	$ 365,363
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31		59	59,371
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		198	198,595
			$ 5,564,184
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 6.171%, (3 mo. USD Term SOFR + 2.50%), 10/16/32		150	$ 150,563
			$ 150,563
Construction Materials — 1.1%
Quikrete Holdings, Inc.:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		413	$ 413,310
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		396	395,255
Smyrna Ready Mix Concrete LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		298	298,742
			$ 1,107,307
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		623	$ 626,424
			$ 626,424
Containers & Packaging — 2.5%
Altium Packaging LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		123	$ 118,821
Berlin Packaging LLC, Term Loan, 6.911% - 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		508	491,346
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.843%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		755	721,838
Owens-Illinois, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		449	445,134
Proampac PG Borrower LLC, Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 3/7/33		600	580,950
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	175	201,010
			$ 2,559,099

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 10.768%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(5)		48	$ 29,209
			$ 29,209
Diversified Consumer Services — 2.4%
Ascend Learning LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		561	$ 548,952
Fugue Finance BV, Term Loan, 5.921%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		591	584,933
Lernen Bidco Ltd., Term Loan, 7.41%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		148	143,197
Spring Education Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		490	486,822
Wand NewCo 3, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		705	699,995
			$ 2,463,899
Diversified Telecommunication Services — 2.0%
Altice France SA, Term Loan, 10.547%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		330	$ 331,635
Level 3 Financing, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		650	650,881
Virgin Media Bristol LLC, Term Loan, 7.037%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,075	1,039,611
			$ 2,022,127
Electric Utilities — 0.6%
MRP Buyer LLC:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		574	$ 574,447
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		73	73,258
			$ 647,705
Electrical Equipment — 1.3%
Finco Utilitas BV, Term Loan, 9/27/30(9)	EUR	175	$ 201,796
Kohler Energy Co. LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		572	572,468
Nvent Electric PLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		323	323,577
SGB-SMIT Midco GmbH, Term Loan, 3/10/33(9)	EUR	150	174,100
			$ 1,271,941
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		751	$ 745,232
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		386	$ 380,422
Ingram Micro, Inc., Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		183	184,015
Verifone Systems, Inc., Term Loan, 9.179%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		224	211,374
			$ 1,521,043
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 14.814%, (1 mo. USD Term SOFR + 11.00%), 3.814% cash, 11.00% PIK, 12/31/25(5)		31	$ 610
PG Investment Co. 59 SARL, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 3/26/31		296	296,713
			$ 297,323
Engineering & Construction — 3.0%
American Residential Services LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		287	$ 285,819
Artera Services LLC, Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		123	105,095
Azuria Water Solutions, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		439	436,011
Brand Industrial Services, Inc., Term Loan, 8/1/30(9)		200	172,666
Construction Partners, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		148	148,287
Crown Subsea Communications Holding, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		600	602,625
Green Infrastructure Partners, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		275	275,000
New Arclin U.S. Holding Corp., Term Loan, 4/1/33(9)		150	137,906
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		664	669,739
Platea BC Bidco AB:
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	188	218,026
Term Loan, 5.627%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	38	43,605
			$ 3,094,779
Entertainment — 2.9%
Creative Artists Agency LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		719	$ 719,342
Electronic Arts, Inc., Term Loan, 3/24/33(9)		500	497,500
EOC Borrower LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		993	991,507

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Pretzel Parent, Inc., Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		242	$ 235,662
Varsity Brands, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		496	494,785
			$ 2,938,796
Financial Services — 1.4%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		320	$ 318,416
NCR Atleos LLC, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		156	156,118
Nuvei Technologies Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		149	145,718
Planet U.S. Buyer LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		319	319,812
Synechron, Inc., Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		322	296,756
Walker & Dunlop, Inc., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		198	198,248
			$ 1,435,068
Food Products — 2.5%
CHG PPC Parent LLC, Term Loan, 6.782%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		120	$ 120,252
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(11)		42	0
Term Loan, 0.00%, 8/2/28(5)(11)		37	22,459
Term Loan, 13.275% - 13.278%, (1 mo. USD Term SOFR + 9.50%), 6/1/26(5)		131	79,348
Term Loan - Second Lien, 0.00%, 8/2/28(5)(11)		294	0
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/32		249	245,028
Golden State Food LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		217	217,560
Newly Weds Foods, Inc., Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		347	347,592
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32		582	571,447
PFI Lower Midco LLC, Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		200	200,498
Treehouse Foods, Inc., Term Loan, 7.918%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		300	299,001
United Petfood Finance BV, Term Loan, 4.399%, (6 mo. EURIBOR + 2.25%), 2/26/32	EUR	350	403,002
			$ 2,506,187
Borrower/Description	Principal Amount* (000's omitted)		Value
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		273	$ 274,050
			$ 274,050
Health Care Equipment & Supplies — 1.8%
Bausch & Lomb Corp., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		657	$ 659,360
Hologic, Inc., Term Loan, 4/7/33(9)		400	395,726
Journey Personal Care Corp., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		341	329,515
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30		437	438,487
			$ 1,823,088
Health Care Providers & Services — 9.1%
AEA International Holdings (Lux) SARL, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		554	$ 553,774
Cano Health LLC:
Term Loan, 11.509%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(5)		57	57,410
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)		222	0
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		669	669,348
Ensemble RCM LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		350	346,645
ExamWorks BidCo, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		194	193,539
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		648	647,159
Hanger, Inc.:
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		329	330,136
Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		43	42,777
Heartland Dental LLC, Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		347	347,118
IVC Acquisition Ltd.:
Term Loan, 6.121%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	400	460,627
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		269	267,852
MDVIP, Inc., Term Loan, 6.425%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		149	149,187
MED ParentCo LP, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		347	347,656

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Midwest Physician Administrative Services LLC, Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		247	$ 212,760
National Mentor Holdings, Inc., Term Loan, 9.668%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		851	848,395
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		319	319,870
Phoenix Guarantor, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		441	441,724
Radnet Management, Inc., Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		197	197,059
Raven Acquisition Holdings LLC:
Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		416	408,411
Term Loan, 11/19/31(8)		30	29,467
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		627	451,109
Select Medical Corp.:
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		272	270,205
Term Loan, 12/3/31(9)		275	274,656
Surgery Center Holdings, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		633	633,507
Synlab Bondco PLC:
Term Loan, 5.28%, (6 mo. EURIBOR + 3.25%), 7/1/27	EUR	150	173,470
Term Loan, 5.28%, (3 mo. EURIBOR + 3.25%), 4/16/31	EUR	150	173,007
U.S. Anesthesia Partners, Inc., Term Loan, 7.782%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		395	395,503
			$ 9,242,371
Health Care Technology — 4.0%
athenahealth Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		769	$ 755,997
Cotiviti Corp., Term Loan - Second Lien, 6.418%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		993	916,077
Imprivata, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		832	826,568
PointClickCare Technologies, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 11/3/31		460	458,044
Press Ganey Holdings, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		419	418,492
Project Ruby Ultimate Parent Corp., Term Loan, 6.532%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		525	523,706
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		278	197,600
			$ 4,096,484
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 5.6%
Betclic Everest Group:
Term Loan, 4.541%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	125	$ 142,907
Term Loan, 12/10/31(9)		200	199,813
Caesars Entertainment, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		637	620,279
Delivery Hero SE, Term Loan, 12/12/29(9)		300	295,407
Fertitta Entertainment LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		876	861,110
Herschend Entertainment Co. LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		149	149,247
Horizon U.S. Finco LP, Term Loan, 8.518%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		333	313,315
IRB Holding Corp., Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		340	339,803
Ontario Gaming GTA LP, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		417	391,368
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		591	583,039
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		705	697,113
Turquoise Topco Ltd., Term Loan, 3.886%, (3 mo. USD Term SOFR + 0.19%), 12/30/32		325	315,658
Voyager Parent LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		771	766,873
			$ 5,675,932
Household Durables — 1.8%
Libbey Glass, Inc., Term Loan, 10.321%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		279	$ 267,241
Madison Safety & Flow LLC, Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		173	172,920
PHRG Intermediate LLC, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		273	270,891
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		75	70,643
Term Loan, 11.314%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		692	650,711
Somnigroup International, Inc., Term Loan, 5.88%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		365	367,292
			$ 1,799,698
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		493	$ 303,129
			$ 303,129

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 1.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		621	$ 622,062
Invenergy Thermal Operating I LLC:
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		290	290,629
Term Loan, 6.38%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		19	18,902
Talen Energy Supply LLC, Term Loan, 6.153%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		496	497,730
			$ 1,429,323
Insurance — 4.8%
Acrisure LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		794	$ 770,746
Alera Group, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		572	556,100
Alliant Holdings Intermediate LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		611	607,463
Broadstreet Partners, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		590	576,484
IMA Financial Group, Inc., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		399	396,003
Ryan Specialty Group LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		346	345,625
Siaci Saint Honore, Term Loan, 5.377%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	325	372,670
Trucordia Insurance Holdings LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		398	368,150
Truist Insurance Holdings LLC:
Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		230	227,182
Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		132	130,757
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		491	490,536
			$ 4,841,716
Interactive Media & Services — 0.8%
Arches Buyer, Inc., Term Loan, 7.018%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		773	$ 771,779
			$ 771,779
IT Services — 3.2%
Asurion LLC:
Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 2/23/33		1,167	$ 1,130,162
Term Loan - Second Lien, 9.032%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		128	126,944
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Aurora Lux Finco SARL, Term Loan, 8.95%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		200	$ 183,789
Gainwell Acquisition Corp., Term Loan, 7.80%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		419	407,979
NAB Holdings LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		415	381,380
Newfold Digital Holdings Group, Inc., Term Loan, 7.269%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		145	106,720
Nielsen Consumer, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		347	343,467
Plano HoldCo, Inc., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		149	120,285
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		494	485,475
			$ 3,286,201
Leisure Products — 0.7%
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		663	$ 664,722
			$ 664,722
Life Sciences Tools & Services — 1.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.761%, (3 mo. EURIBOR + 3.75%), 1/21/30	EUR	282	$ 326,724
Term Loan, 7.668%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		142	142,082
Parexel International Corp., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 12/12/31		597	595,751
Sotera Health Holdings LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		799	800,306
			$ 1,864,863
Machinery — 9.0%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.70%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		198	$ 198,249
AI Aqua Merger Sub, Inc., Term Loan, 6.161% - 6.414%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.50%), 7/31/28		582	581,484
Apex Tool Group LLC, Term Loan, 9.668%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		7	3,191
Astro Acquisition LLC, Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		200	200,664
Barnes Group, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		362	362,019
BG MS U.S. Holding LLC, Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		250	248,750

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Cleanova U.S. Holdings LLC, Term Loan, 8.425%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		299	$ 299,371
Columbus McKinnon Corp., Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		243	242,225
Conair Holdings LLC, Term Loan, 7.532%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		349	247,039
CoorsTek, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 3.00%), 10/28/32		274	276,113
CPM Holdings, Inc., Term Loan, 8.168%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		490	490,938
Cube Industrials Buyer, Inc., Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		422	422,207
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		212	212,159
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		271	270,750
Engineered Machinery Holdings, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 11/26/32		929	934,087
Filtration Group Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 10/21/28		159	158,798
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		390	390,285
Icebox Holdco III, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		587	588,616
Jennmar Inter III LLC, Term Loan, 8.678%, (1 mo. USD Term SOFR + 5.00%), 12/16/30		198	197,809
LSF12 Helix Parent LLC, Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		350	345,800
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		244	243,844
Resilience Parent LLC, Term Loan, 6.10%, (6 mo. USD Term SOFR + 2.50%), 2/28/33		525	522,950
Roper Industrial Products Investment Co. LLC, Term Loan, 6.20%, (3 mo. USD Term SOFR + 2.50%), 11/22/29		539	539,166
TK Elevator Midco GmbH:
Term Loan, 5.149%, (3 mo. EURIBOR + 3.00%), 4/30/30	EUR	400	460,428
Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		409	410,266
Zephyr German BidCo GmbH, Term Loan, 5.11%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	300	347,032
			$ 9,194,240
Media — 1.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		563	$ 562,601
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
ABG Intermediate Holdings 2 LLC: (continued)
Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	173	$ 172,682
Charter Communications Operating LLC, Term Loan, 5.911%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	173	172,996
Fleet Midco I Ltd., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/21/31	180	180,550
Gray Television, Inc., Term Loan, 6.782%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	129	129,680
Nexstar Broadcasting, Inc., Term Loan, 3/18/33(9)	225	222,750
		$ 1,441,259
Metals/Mining — 0.5%
Arsenal AIC Parent LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	416	$ 417,936
Wireco Worldgroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	107	106,689
		$ 524,625
Oil, Gas & Consumable Fuels — 2.0%
Freeport LNG Investments LLLP, Term Loan, 6.893%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	675	$ 676,127
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	248	247,810
Matador Bidco SARL, Term Loan, 8.018%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	552	544,056
Natgasoline LLC, Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	146	147,621
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.926%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	238	238,719
Oxbow Carbon LLC, Term Loan, 7.168%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	138	137,895
		$ 1,992,228
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	245	$ 238,657
		$ 238,657
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	174	$ 174,923
Bausch Health Cos., Inc., Term Loan, 9.918%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	248	240,129

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		460	$ 462,645
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		150	138,375
			$ 1,016,072
Professional Services — 7.0%
AAL Delaware Holdco, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		420	$ 420,457
Amspec Parent LLC, Term Loan, 7.20%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		571	570,683
Citrin Cooperman Advisors LLC, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		398	383,573
CohnReznick LLP:
Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		211	205,816
Term Loan, 3/31/32(8)		12	11,943
CoreLogic, Inc., Term Loan, 7.282%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		482	462,430
EAB Global, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/16/30		781	698,037
Employbridge Holding Co.:
Term Loan, 9.20%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		345	252,847
Term Loan - Second Lien, 8.711%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		543	104,696
First Advantage Holdings LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		391	381,819
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	200	232,202
Grant Thornton Advisors LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		754	706,072
Heritage Environmental Services, Inc., Term Loan, 4/1/33(9)		450	451,125
Heron Bidco, Term Loan, 7.70%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		225	224,438
Highspring Holdings LLC, Term Loan, 8.85%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		341	223,544
iSolved, Inc., Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		172	164,274
Mermaid Bidco, Inc., Term Loan, 6.913%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		595	584,301
Neptune Bidco U.S., Inc., Term Loan, 8.76%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		584	557,826
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.231%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	425	491,543
			$ 7,127,626
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 1.4%
Greystar Real Estate Partners LLC, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,054	$ 1,056,384
Metropolis Technologies, Inc., Term Loan, 8.98%, (6 mo. USD Term SOFR + 5.25%), 11/3/32		324	321,148
			$ 1,377,532
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		236	$ 235,751
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/15/30		43	43,137
Hertz Corp., Term Loan, 7.418%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		196	142,552
			$ 421,440
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)		199	$ 75,890
Term Loan, 13.70%, (3 mo. USD Term SOFR + 10.00%), 6/30/26		9	8,602
Term Loan, 6/30/26(8)		6	6,211
			$ 90,703
Software — 13.2%
Applied Systems, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		195	$ 191,537
Boxer Parent Co., Inc.:
Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	118	131,171
Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		649	603,499
Calabrio, Inc., Term Loan, 7.673%, (3 mo. USD Term SOFR + 4.00%), 11/26/32		325	257,969
Cloud Software Group, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 3/21/31		796	731,524
Cloudera, Inc.:
Term Loan, 7.518%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		493	441,736
Term Loan - Second Lien, 9.768%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		200	155,667
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		393	366,889
Dayforce, Inc., Term Loan, 6.661%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		500	474,305
Dragon Buyer, Inc., Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		395	377,227

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Drake Software LLC, Term Loan, 7.95%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	396	$ 373,055
ECI Macola Max Holding LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	618	605,827
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	964	947,016
Marcel LUX IV SARL, Term Loan, 6.41%, (1 mo. USD Term SOFR + 2.75%), 11/12/30	645	639,004
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	677	607,169
OceanKey (U.S.) II Corp., Term Loan, 7.268%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	415	392,355
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	358	239,268
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	88	87,352
Project Alpha Intermediate Holding, Inc., Term Loan, 6.95%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	695	529,942
Project Boost Purchaser LLC, Term Loan, 6.45%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	469	453,134
Proofpoint, Inc., Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	958	928,814
Quartz Acquireco LLC, Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	709	594,059
RealPage, Inc.:
Term Loan, 6.961%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	465	446,063
Term Loan, 7.45%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	124	120,518
Sabre GLBL, Inc.:
Term Loan, 9.768%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	482	382,048
Term Loan, 10.018%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	92	72,636
SkillSoft Corp., Term Loan, 9.032%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	291	120,322
SolarWinds Holdings, Inc., Term Loan, 7.674%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	597	508,943
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	1,299	1,243,017
Vision Solutions, Inc., Term Loan, 7.929%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	463	359,727
		$ 13,381,793
Specialty Retail — 3.8%
Apro LLC, Term Loan, 7.427%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	370	$ 371,487
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Boels Topholding BV, Term Loan, 4.448%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	237	$ 272,793
Great Outdoors Group LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		1,233	1,232,251
Harbor Freight Tools USA, Inc., Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		591	585,749
Homeserve USA Holding Corp., Term Loan, 5.675%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		270	267,816
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31		580	578,905
Mavis Tire Express Services Corp., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/4/28		396	396,150
Speedster Bidco GmbH, Term Loan, 6.70%, (3 mo. USD Term SOFR + 3.00%), 12/11/31		148	141,702
			$ 3,846,853
Trading Companies & Distributors — 4.1%
BCPE Empire Holdings, Inc., Term Loan, 7.173%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		350	$ 345,189
CD&R Hydra Buyer, Inc., Term Loan, 7.768%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		492	492,746
DXP Enterprises, Inc., Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		394	396,749
Kodiak Building Partners, Inc., Term Loan, 9.50%, (U.S. (Fed) Prime Rate + 2.75%), 12/4/31		318	318,411
Paint Intermediate III LLC, Term Loan, 6.673%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		149	148,130
Quimper AB, Term Loan, 4.987%, (3 mo. EURIBOR + 3.00%), 3/31/30	EUR	125	142,784
Ramudden Global Group GmbH, Term Loan, 2/14/33(9)	EUR	650	747,681
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		140	142,768
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		327	258,541
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		857	825,874
Windsor Holdings III LLC, Term Loan, 6.418%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		317	312,942
			$ 4,131,815
Transportation Infrastructure — 1.1%
Brown Group Holding LLC, Term Loan, 6.167% - 6.173%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31		618	$ 619,547

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure (continued)
KKR Apple Bidco LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	490	$ 490,871
		$ 1,110,418
Total Senior Floating-Rate Loans (identified cost $136,700,585)		$131,503,121

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(5)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(12)	472,923	$ 472,923
Total Short-Term Investments (identified cost $472,923)		$ 472,923
Total Investments — 148.7% (identified cost $157,890,911)		$151,120,175
Less Unfunded Loan Commitments — (0.2)%		$ (191,679)
Net Investments — 148.5% (identified cost $157,699,232)		$150,928,496
Other Assets, Less Liabilities — (48.5)%		$(49,277,447)
Net Assets Applicable to Common Shares — 100.0%		$101,651,049

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $16,641,445 or 16.4% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Affiliated fund.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At March 31, 2026, the total value of unfunded loan commitments is $190,996.
(9)	This Senior Loan will settle after March 31, 2026, at which time the interest rate will be determined.
(10)	Principal amount is less than $500.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,692,052	EUR	3,122,551	Standard Chartered Bank	4/2/26	$ 82,850	$ —
USD	3,603,402	EUR	3,122,551	Standard Chartered Bank	5/5/26	—	(11,461)
USD	1,084,559	EUR	914,984	Deutsche Bank AG	5/29/26	24,170	—
USD	975,295	EUR	822,560	State Street Bank and Trust Company	5/29/26	22,017	—
USD	907,775	EUR	767,325	State Street Bank and Trust Company	5/29/26	18,510	—
USD	679,687	GBP	501,286	State Street Bank and Trust Company	5/29/26	16,266	—
USD	489,004	EUR	424,219	Deutsche Bank AG	6/30/26	—	(3,307)
USD	764,779	EUR	663,522	Goldman Sachs International	6/30/26	—	(5,245)
						$163,813	$(20,013)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At March 31, 2026, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2026, the value of the Trust's investment in affiliated funds and in funds that may be deemed to be affiliated was $1,253,439, which represents 1.2% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 801,576	$ —	$ —	$(21,060)	$ 780,516	$13,099	16,200
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,704,749	44,671,260	(45,903,086)	—	—	472,923	89,025	472,923
Total				$ —	$(21,060)	$1,253,439	$102,124
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Eaton Vance
Senior Income Trust
March 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 10,800,381	$ —	$ 10,800,381
Common Stocks	5,388	1,499,256	0	1,504,644
Corporate Bonds	—	5,841,064	—	5,841,064
Exchange-Traded Funds	780,516	—	—	780,516
Preferred Stocks	—	52,574	164,952	217,526
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	131,122,406	189,036	131,311,442
Warrants	—	—	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	472,923	—	—	472,923
Total Investments	$1,258,827	$149,315,681	$353,988	$150,928,496
Forward Foreign Currency Exchange Contracts	$ —	$ 163,813	$ —	$ 163,813
Total	$1,258,827	$149,479,494	$353,988	$151,092,309
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (20,013)	$ —	$ (20,013)
Total	$ —	$ (20,013)	$ —	$ (20,013)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2026 is not presented.
Investment Valuation - Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
For additional information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.